Post-Employment Benefits (Expected Future Benefit Payments) (Details) (OPEB Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 41
2014	35
2015	35
2016	32
2017	30
Five years thereafter	$ 135